SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Information [Abstract]
Schedule of Supplemental Cash Flow Information

	2019	2018	2017
	$	$	$
Changes in non-cash working capital items:
Amounts receivable	(1,341,845)	(356,479)	(526,241)
Prepaid expenses and deposits	83,535	(186,290)	(7,832)
Unbilled revenues	(107,099)	—	—
Other receivable	67,143	(277,682)	(14,436)
Bank indebtedness	(39,464)	(8,632)	—
Accounts payable and accrued liabilities	(725,292)	2,380,469	(1,262,924)
Interest payable	488,997	401,104	—
Deferred revenue	259,182	178,668	—
Customer deposits	8,470,889	—	—
Income tax payable	373,196	—	—
	7,529,242	2,131,158	(1,811,433)